PBHG FUNDS

                                  Advisor Class

                       Supplement Dated October 18, 2004 to
                         Prospectus dated July 28, 2004


         This Supplement updates certain information contained in the currently effective Prospectus and Statement of Additional Information for Advisor Class shares of PBHG Funds. You should retain your Prospectus and all Supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 1-800-433-0051.

         At a meeting held on October 1, 2004 of the shareholders of PBHG IRA Capital Preservation Fund ("IRA Fund"), a portfolio of PBHG Funds, shareholders approved the change of investment goal of the IRA Fund into a fund which seeks to provide high income while managing its portfolio in a manner consistent with maintaining a relatively high degree of stability of shareholders' capital. Effective as of October 19, 2004, the IRA Fund's name has been changed to the Dwight Short Term Fixed Income Fund (the "Fund"). In addition, the Fund's Advisor Class is now open to investments from new and existing shareholders.


Accordingly, the following replaces in its entirety the information describing the IRA Fund beginning on page 80 of the Advisor Class prospectus:

GOAL


The Fund will seek to provide high income while managing its portfolio in a manner consistent with maintaining a relatively high degree of stability of shareholders' capital.


MAIN INVESTMENT STRATEGIES


Under normal circumstances, the Fund will invest at least 80% of its assets in two types of high quality fixed income obligations: U.S. government securities (including those issued by agencies and instrumentalities) and debt securities in the highest grade of credit quality rated (such as those rated AAA by S&P or Aaa by Moody's) or deemed equivalent by the Sub-Adviser. The Fund could invest up to 20% of total assets in fixed income obligations of the second, third and fourth credit grades, which are still considered investment-grade. It can not buy any junk bonds, and with respect to bonds that were investment grade when purchased, but are subsequently downgraded to junk bond status, the Fund will promptly seek to sell such bonds in an orderly fashion.

The Fund can buy many types of income-producing securities, among them corporate bonds, mortgage- and asset-backed securities, and U.S. government and agency bonds. Generally, most are from U.S. issuers, but bonds of dollar denominated foreign issuers are permitted. Mortgage- and asset-backed securities may represent a substantial portion of the Fund's assets because of their potential to offer high yields while also meeting the Fund's quality policies.

Although the Sub-Adviser may adjust the Fund's dollar-weighted average maturity (the effective maturity of the Fund's portfolio), it will keep it at three years or less.

In deciding which types of securities to buy and sell, the Sub-Adviser's portfolio managers typically weigh a number of factors against each other, including economic outlooks and possible interest rate movements and changes in supply and demand within the bond market. In choosing individual bonds, the managers consider how they are structured and use independent analysis of issuers' creditworthiness.

MAIN INVESTMENT RISKS


There are several principal risk factors that could reduce the yield you receive from the Fund, cause you to lose money or cause the Fund's performance to trail that of other investments. The price of securities in the Fund, and the Fund's net asset value per share, will fluctuate. These price movements may occur because of changes in interest rates, an issuer's individual situation or industry change, or events in financial markets.


         Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise. The longer the effective maturity of the Fund's securities, the more sensitive it will be to interest rate changes. As interest rates decline, the issuers of securities held by the Fund may prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities. Prepayment may reduce the Fund's income. As interest rates increase, fewer issuers tend to prepay, which may extend the average life of fixed income securities and have the effect of locking in a below-market interest rate, reducing the value of the security. Because the Fund may invest in mortgage-related securities, it is more vulnerable to both of these risks.

         Credit Risk. In purchasing bonds, the Fund faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may be unable or unwilling to make timely payments on the interest and principal on the bonds it has issued. In some cases, bonds may decline in credit quality or go into default. While still considered investment grade, bonds in the fourth credit grade are more speculative and involve greater risk of default or price changes due to changes in the credit quality of the issuer.

         Market Risk. Deteriorating market conditions might cause a general weakness in the bond market that reduces the overall level of securities prices in the markets. Developments in a particular class of bonds or the stock market could also adversely affect the Fund by reducing the relative attractiveness of bonds as an investment. Also, to the extent that the Fund emphasizes bonds from any given industry, it could be hurt if that industry does not do well.

Although the Fund will strive to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.


For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 91.


PERFORMANCE INFORMATION


On October 1, 2004, the Fund's shareholders approved a change in the Fund's investment goal, and the Fund's investment strategy is being modified accordingly effective as of October 19, 2004. The performance information shown is the performance of the Fund's previous strategy. The previous strategy's goal was to seek to provide investors with a level of current income higher than that of money market funds, while attempting to preserve principal and maintain a stable net asset value per share. As a result, past performance is not indicative of how the Fund will perform in the future. Prior to October 19, 2004, the Fund was known as the PBHG IRA Capital Preservation Fund.

Prior to January 11, 2002, the PBHG Class Shares of the Fund were known as the Institutional Class shares of the IRA Capital Preservation Portfolio, a series of UAM Funds Trust. On January 11, 2002, the Fund acquired the assets of the IRA Capital Preservation Portfolio. The IRA Capital Preservation Portfolio was managed by Dwight Asset Management Company, the Fund's sub-adviser. The Fund's previous investment goal, strategies and polices were substantially similar to those of its predecessor, the IRA Capital Preservation Portfolio.

The bar chart below and the performance table on the next page illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Merrill Lynch U.S. Treasuries, 1-3 yrs., an unmanaged performance benchmark including all U.S. Treasury and agency securities with maturities greater than or equal to one year and less than three years. Performance is also compared to the Fund's previous benchmark, the Ryan 5-Year GIC Master Index, an unmanaged index of GIC contracts held for five years with an arithmetic mean of market rates of $1 million and Lipper Money Market Funds Average, which represents the average performance of all mutual funds classified by Lipper, Inc. in the money market category. Effective as of October 19, 2004, the Fund changed its benchmark to an index that is more comparable to its new investment goals and strategies. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate now it will perform in the future.

Calendar Year Total Return*

[Chart]

2000     6.53%

2001     6.00%

2002     4.49%

2003     3.23%

The Fund's year-to-date return as of 9/30/04 was 1.82%.

Best Quarter:     Q3  2000          1.67%

Worst Quarter:    Q3  2003          0.75%

Average Annual Total Returns as of 12/31/03

------------------------------------------------------------------ ------------------------ --------------------------

                                                                   Past 1 Year              Since Inception (8/31/99)

------------------------------------------------------------------ ------------------------ --------------------------
------------------------------------------------------------------ ------------------------ --------------------------

Dwight Short Term Fixed Income Fund (formerly known as PBHG IRA    3.23%                    5.17%
Capital Preservation Fund) - Advisor Class*

------------------------------------------------------------------ ------------------------ --------------------------
------------------------------------------------------------------ ------------------------ --------------------------

Merrill Lynch U.S. Treasuries, 1-3 Years (Reflects No Deduction    1.90%                    5.79%
for Fees, Expenses or Taxes)

------------------------------------------------------------------ ------------------------ --------------------------
------------------------------------------------------------------ ------------------------ --------------------------

Ryan 5-Year GIC Master Index (Reflects No Deduction for Fees,      5.77%                    6.32%
Expenses or Taxes)

------------------------------------------------------------------ ------------------------ --------------------------
------------------------------------------------------------------ ------------------------ --------------------------

Lipper Money Market Funds Average (Reflects No Deduction for       0.44%                    2.80%
Fees, Expenses or Taxes)

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



* The inception date of the Dwight Short Term Fixed Income Fund - - Advisor Class was July 31, 2002. The performance shown for the Advisor Class prior to its inception is based on the performance and expenses of the PBHG Class Shares, adjusted to reflect the higher Service Fees applicable to the Advisor Class Shares. The average annual total return of the Advisor Class before taxes from its inception date to December 31, 2003 was 3.51%. Data includes performance of the Fund's predecessor, whose inception date was August 31, 1999. Average annual total returns after taxes on distributions and after taxes on distributions and sale of Fund shares are not shown because until October 19, 2004, Fund shares were sold only to individual retirement accounts.

FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid our of the Fund's assets.

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Fees and Expense Table*                                                                Advisor Class

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Shareholder Fees (fees paid directly from your investment)

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Redemption/Exchange Fees (as a percentage of amount redeemed or exchanged)             2.00%1

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Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

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Management Fees                                                                        0.40%

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Distribution and/or Service (12b-1) Fees                                               0.25%

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Other Expenses                                                                         0.47%3 4

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Total Annual Operating Expenses                                                        1.12%3 4

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Fee Waiver and/or Expense Reimbursement                                                0.12%

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Net Expenses                                                                           1.00%2

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

* Expense information in the table has been restated to reflect current fees, including fees attributable to the Fund's new investment goal and strategies.

1 To prevent the Fund from being adversely affected by the transaction costs associated with excessive short-term trading activity, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed within 10 calendar days of their purchase. Such fees are not sales charges or contingent deferred sales charges, but are retained for the benefit of all shareholders.

2 These are the expenses you should expect to pay as an investor in Advisor Class shares of this Fund for the fiscal year ending March 31, 2005. However, you should know that for the fiscal year ending March 31, 2005, Liberty Ridge Capital has contractually agreed to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Total Annual Operating Expenses (exclusive of certain expenses such as brokerage commission and extraordinary expenses) do not exceed 1.00%. You should know that in any year in which the Fund's assets are greater than $75 million and its Total Annual Operating Expenses (exclusive of certain expenses such as brokerage commissions and extraordinary expenses) are lower than 1.00%, the Fund's Board of Trustees may elect to reimburse Liberty Ridge Capital for any fees it waived or expenses it reimbursed on the Fund's behalf during the previous two fiscal years. Liberty Ridge Capital has agreed to not seek reimbursement of previously waived and reimbursed fees for the period of time it operated under the previous strategy.

3 The Fund incurred legal, printing and audit expenses relating to certain settled SEC and NYAG proceedings. The Adviser agreed to pay these expenses on behalf of the Fund. As a result, the Fund's Other Expenses and Total Annual Operating Expenses, after deducting the expenses borne by the Adviser, were each reduced by 0.01% for the fiscal year ended March 31, 2004.

4 Effective October 1, 2004, Old Mutual Fund Services reduced the administrative services fee it charges the Fund from 0.15% to approximately 0.12%. Before this fee reduction, the Fund's Other Expenses and Total Annual Operating Expenses for the previous strategy were 0.70% and 1.55%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses reflect net operating expenses for the one-year period and total operating expenses without expense waivers for years two through ten. The example is hypothetical. Your actual costs may be higher or lower.

Your cost over:

--------------------- ------------------ ------------------- ------------------ ------------------- ------------------

Advisor Class        1 Year             2 Years             3 Years            4 Years             5 Years

                      $102               $221                $344               $472                $605

--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------

Advisor Class        6 Years            7 Years             8 Years            9 Years             10 Years

                      $744               $887                $1,036             $1,191              $1,352

--------------------- ------------------ ------------------- ------------------ ------------------- ------------------





In addition, the following replaces in its entirety the information contained in the "More About the Funds - Dwight IRA Capital Preservation Fund" section of the prospectus beginning on page 93 of the Advisor Class prospectus:


Dwight Short Term Fixed Income Fund


Dwight selects securities through an active strategy focused primarily on relative yield, sector, security and duration management to seek returns in excess of those of the benchmark index, the Merrill Lynch U.S. Treasuries, 1-3 Years. In structuring and managing the Fund's portfolio, Dwight seeks to enhance yield through selective allocation among the various asset classes in which the Fund may invest, such as mortgage, asset-backed and corporate securities. Dwight also evaluates the potential performance of various bond market sectors, then allocates investments among those sectors it believes will perform best. Further, Dwight reviews individual securities to identify issuers and issues that will add value to the portfolio. Based on its interest rate outlook, Dwight may engage in duration management within the overall limits described above. Finally, Dwight looks for relative value in certain parts of the yield curve. Dwight's investment process may evolve over time, and the extent to which Dwight employs the above or any other strategies at any one time will vary.

All other references to the PBHG IRA Capital Preservation Fund in the prospectus and statement of additional information are changed to the Dwight Short Term Fixed Income Fund.